Staff Cost - Schedule of Warrant Activity (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. dollars [member]
Disclosure Of Warrant Activity [line items]
Weighted average share price	€ 108.54	€ 58.01	€ 26.75